Financial Instruments - Summary of Fair Value of Trade Receivables, Other Non-current Assets And Borrowings Which Are Carried At Amortised Cost (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)
Financial Assets
Trade receivables					₨ 76,700
Disclosure of financial liabilities [abstract]
Borrowings	₨ 569,222	$ 7,783	₨ 579,475	$ 7,923		₨ 662,262
Financial liabilities	227,929	3,117	213,087
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial Assets
Other non-current assets	112,534	1,539
Trade receivables	97,711	1,336
Financial assets	210,245	2,875
Disclosure of financial liabilities [abstract]
Borrowings	565,941	7,738	580,521
Financial liabilities	₨ 565,941	$ 7,738	₨ 580,521